Document and Entity Information	Aug. 15, 2020
Cover [Abstract]
Entity Registrant Name	FB Financial Corp
Amendment Flag	false
Entity Central Index Key	0001649749
Document Type	8-K
Document Period End Date	Aug. 15, 2020
Entity Incorporation State Country Code	TN
Entity File Number	001-37875
Entity Tax Identification Number	62-1216058
Entity Address, Address Line One	211 Commerce Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37201
City Area Code	(615)
Local Phone Number	564-1212
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	FBK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true